As filed with the Securities and Exchange Commission on May 14, 2019.

1933 Act Registration No. 333-221579

1940 Act Registration No. 811-23308

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 3	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 4	☒

PPM FUNDS

(Exact Name of Registrant as Specified in Charter)

225 W. Wacker Drive, Suite 1200, Chicago, IL 60606

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: 312-634-2500

225 W. Wacker Drive, Suite 1200, Chicago, IL 60606

(Mailing Address)

with a copy to:

Mary T. Capasso, Esq.	Ropes & Gray LLP
PPM Funds	32nd Floor
Vice President, Chief Legal Officer and Assistant Secretary	191 North Wacker Drive
225 W. Wacker Drive, Suite 1200	Chicago, Illinois 60606
Chicago, Illinois 60606	Attn: Rita Rubin, Esq.
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	on _________________ pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on _________________ pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485
☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Part C.

This Post-Effective Amendment No. 3 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in Post-Effective Amendment No. 2 to the Fund’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Trust certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment under rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, duly authorized, in the City of Chicago and the State of Illinois on the 14th day of May, 2019.

PPM Funds

/s/ Emily J. Bennett
Emily J. Bennett
Vice President and Secretary

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the date indicated.

/s/ Emily J. Bennett *	May 14, 2019
Kevin Callahan
Trustee

/s/ Emily J. Bennett *	May 14, 2019
Ron Nyberg
Trustee

/s/ Emily J. Bennett *	May 14, 2019
Janet Olsen
Trustee

/s/ Emily J. Bennett *	May 14, 2019
Mark B. Mandich
Trustee, Chief Executive Officer, and President

/s/ Emily J. Bennett *	May 14, 2019
Mark D. Nerud
Principal Executive Officer

/s/ Emily J. Bennett *	May 14, 2019
Daniel W. Koors
Vice President, Treasurer and Principal Financial Officer

* By Emily J. Bennett, Attorney In Fact

EXHIBIT LIST

Exhibit Number 28	Exhibit Description

101.INS	XBRL Instance Document

101.SCH	XBRL Taxonomy Extension Schema Document

101.CAL	XBRL Taxonomy Extension Calculation Linkbase

101.LAB	XBRL Taxonomy Extension Labels Linkbase

101.PRE	XBRL Taxonomy Extension Presentation Linkbase

101.DEF	XBRL Taxonomy Extension Definition Linkbase